Subsequent Events (Details)	May 06, 2025	Apr. 23, 2025 USD ($)	May 09, 2025 USD ($) $ / shares shares	Mar. 31, 2025 $ / shares shares	Sep. 30, 2024 ¥ / shares shares
Forecast [Member]
Subsequent Events [Line Items]
Unpaid interest			$ 51,988,242
Reverse split description	Effective on May 6, 2025, the Company changed the ratio of the ADSs representing its Class A ordinary shares from one (1) ADS representing one hundred and twenty (120) Class A ordinary share to one (1) ADS representing two thousand four hundred (2,400) Class A ordinary shares. For the ADS holders, the change in the ADS ratio had the same effect as a one-for-twenty reverse ADS split.
Subsequent Event [Member]
Subsequent Events [Line Items]
Principal amount		$ 153,000,000
Outstanding amount		51,988,242
Unpaid principal amount		50,000,000
Unpaid interest		153,738,529
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0000001
Subsequent Event [Member] | Infinity Asset Solutions Ltd. [Member]
Subsequent Events [Line Items]
Unpaid interest		$ 1,988,242
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares owned (in Shares) | shares				2,399,178,920	73,117,892,046,400
Ordinary shares, par value (in Dollars per share) | (per share)				$ 0.01	¥ 0.01
Class A Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares owned (in Shares) | shares			108,027,515,844
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0000001
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0000001
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares owned (in Shares) | shares				63,927,890	6,392,789,000,000
Ordinary shares, par value (in Dollars per share) | (per share)				$ 0.01	¥ 0.0000001
Class B Ordinary Shares [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares owned (in Shares) | shares			11,800,000,000
Class B Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0000001
Class B Ordinary Shares [Member] | Subsequent Event [Member] | Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.0000001